Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company's single operating segment for the fiscal years ended March 31, 2025, 2024 and 2023:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
License and Other Revenue	$1,839	$1,431	$1,004
Royalty Revenue	2,168	1,802	1,675
	4,007	3,233	2,679
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(1,320)	(1,300)	(1,369)
Staff costs: Share-based compensation cost (equity settled)	(820)	(1,037)	(60)
Staff costs: Employer taxes related to SBC	(224)	(176)	—
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, R&D expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(634)	(367)	(360)
Amortization	(87)	(86)	(93)
Depreciation	(96)	(76)	(77)
Other non-staff costs	5	(80)	(49)
Operating income (loss)	831	111	671
Operating margin	21%	3%	25%
Income (loss) from equity investments, net	(237)	(20)	(45)
Interest income, net	116	110	42
Other non-operating income (loss), net	10	11	3
Income (loss) from continuing operations before income taxes	720	212	671
Income tax benefit (expense)	72	94	(147)
Net income (loss)	$792	$306	$524

Schedule of Long-Lived Assets by Geographic Area	Long-lived assets by geographic area are as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
United Kingdom	$444	$287
United States	197	90
Other countries	73	43
Total	$714	$420